Significant accounting policies - Schedule of Foreign Currency Gains and Losses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Foreign exchange gains/(losses), net	€ 604	€ 280	€ (632)